Accumulated Other Comprehensive Income (Narrative) (Details)	12 Months Ended
Dec. 31, 2016
Brazillian, Real [Member] | Appreciated [Member]
Foreign Currency Balance [Line Items]
Change in foreign currency exchange rate, percentage	17.90%
Argentina, Pesos [Member] | Depreciated [Member]
Foreign Currency Balance [Line Items]
Change in foreign currency exchange rate, percentage	22.80%
Mexico, Pesos [Member] | Depreciated [Member]
Foreign Currency Balance [Line Items]
Change in foreign currency exchange rate, percentage	20.50%